Deferred tax liabilities	12 Months Ended
Feb. 28, 2021
Disclosure Of Deferred Tax Liabilities [Abstract]
Deferred tax liabilities
14	Deferred tax liabilities

Recognised deferred tax liabilities

Deferred tax liabilities are attributable to the following temporary differences:

	As of February 28, 2021	As of February 29, 2020
	US$	US$
Intangible assets	1,667,928	-
Plant and equipment	47,000	-
	1,714,928	-

Movement in deferred tax liabilities

	As of February 29, 2020	Recognised in profit or loss	As of February 28, 2021
	US$	US$	US$
Intangible assets	-	1,667,928	1,667,928
Plant and Equipment	-	47,000	47,000
	-	1,714,928	1,714,928